1116 SA2 06/21

SUPPLEMENT DATED JUNE 29, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED SEPTEMBER 1, 2020 OF

FRANKLIN FEDERAL TAX-FREE INCOME FUND

The Statement of Additional Information (SAI) is amended as follows:

I. The following is added to the “Goal, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” section of the SAI:

The Fund will not acquire shares of other affiliated or unaffiliated open-end funds or unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

Please keep this supplement with your SAI for future reference.

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